Intangible Assets	9 Months Ended
Sep. 30, 2012
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
Information regarding our definite-lived intangible assets is as follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
September 30, 2012
Internal software development costs	3.0	$30,635	$17,713	$12,922
Computer software	5.0	55,844	16,375	39,469
Licenses and intellectual property	5.0	32,655	20,477	12,178
Trademark and trade name	1.6	6,954	2,066	4,888
Customer relationships	6.3	24,803	4,999	19,804
Developed technology	4.6	25,523	7,888	17,635
Intangible assets	4.6	$176,414	$69,518	$106,896
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark and trade name	1.6	4,334	924	3,410
Customer relationships	4.0	24,295	2,517	21,778
Developed technology	3.5	22,088	3,685	18,403
Intangible assets	4.0	$144,969	$53,777	$91,192

Gross amortization expense was $8.7 million and $5.9 million during the three months ended September 30, 2012 and 2011, respectively. Gross amortization expense was $24.4 million and $15.3 million during the nine months ended September 30, 2012 and 2011, respectively.